Basis of presentation and significant accounting policies (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Basis of presentation and significant accounting policies
Recoveries of losses from accounts receivable written-off in prior years	$ 335	$ 244	$ 2,276
Allowance for doubtful accounts
Changes in qualifying accounts
Balance at the beginning of the period	487	405	3,190
Charged to costs and expenses	368	190	(1,861)
Deductions/other	(204)	(108)	(924)
Balance at the end of the period	$ 651	$ 487	$ 405